UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2025

Date of reporting period: May 31, 2025

Item 1. Report to Stockholders.

Sparkline Intangible Value ETF Ticker: ITAN Listed on: NYSE Arca, Inc.	May 31, 2025 Annual Shareholder Report https://etf.sparklinecapital.com/itan/

This annual shareholder report contains important information about the Sparkline Intangible Value ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://etf.sparklinecapital.com/itan/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$53	0.50%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Three Year	Since Inception (6/28/2021)
Sparkline Intangible Value ETF - NAV	11.28%	12.12%	6.39%
Solactive GBS United States 1000 Index	13.25%	13.80%	8.67%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://etf.sparklinecapital.com/itan/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund returned 11.28% (on a NAV basis). This marks another solid year of performance driven by a resilient economy and strong corporate profits. In addition, the Fund continues to benefit from rising interest in AI-related investments through its high exposure to companies with innovative intangible assets. Moreover, the Fund has mostly recovered losses stemming from tariff tensions earlier this year.

Despite robust absolute returns, the Fund ended the Fiscal Year slightly behind the Solactive GBS United States 1000 Index. This was mostly the result of its relatively lower weight in U.S. mega-cap tech stocks (i.e., the so-called “Magnificent 7*”), which put up another exceptional year of returns. However, as explained in our recent investor letter (“Beyond the Magnificent 7*”), we believe the Fund’s positioning is beneficial for investors – providing a way to diversify from top-heavy indexes to cheaper stocks, while still maintaining exposure to the modern, intangible economy.

*The "Magnificent 7" stocks refer to a group of seven large-cap technology and growth companies that have significantly impacted the stock market. These companies are Apple, Microsoft, Amazon, Alphabet (Google's parent company), Meta (formerly Facebook), Nvidia, and Tesla.

Annual Shareholder Report: May 31, 2025

Sparkline Intangible Value ETF Ticker: ITAN Listed on: NYSE Arca, Inc.	May 31, 2025 Annual Shareholder Report https://etf.sparklinecapital.com/itan/

KEY FUND STATISTICS (as of Period End)
Net Assets	$39,438,982	Portfolio Turnover Rate*	31%
# of Portfolio Holdings	155	Advisory Fees Paid	$184,780
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	27.7%
Industrials	18.2%
Communication Services	15.2%
Health Care	14.7%
Consumer Discretionary	11.6%
Financials	6.1%
Consumer Staples	2.9%
Materials	2.1%
Energy	0.6%
Real Estate	0.4%
Investments Purchased with Proceeds from Securities Lending	0.3%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Amazon.com, Inc.	4.8%
Alphabet, Inc. - Class A	2.0%
Alphabet, Inc. - Class C	2.0%
International Business Machines Corp.	1.9%
Oracle Corp.	1.8%
Cisco Systems, Inc.	1.8%
AT&T, Inc.	1.7%
Salesforce, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Accenture PLC - Class A	1.5%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://etf.sparklinecapital.com/itan/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: May 31, 2025

Sparkline International Intangible Value ETF Ticker: DTAN Listed on: NYSE Arca, Inc.	May 31, 2025 Annual Shareholder Report https://etf.sparklinecapital.com/dtan/

This annual shareholder report contains important information about the Sparkline International Intangible Value ETF (the “Fund”) for the period of September 9, 2024 to May 31, 2025 (the “Period). You can find additional information about the Fund at https://etf.sparklinecapital.com/dtan/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$43	0.55%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
Since Inception (9/9/24)
Sparkline International Intangible Value ETF- NAV	14.56%
Solactive GBS Global Markets All Cap Index	9.96%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://etf.sparklinecapital.com/dtan/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Since its inception on Sep 9, 2024, the Fund returned 14.56% (on a NAV basis). This strong performance was driven by a bullish environment for global risk assets, especially in the later 2025 sub-period, when non-U.S. stocks excelled as investors fled rising U.S.-specific geopolitical risk related to Trump’s trade war. During this period, investors rotated out of not only U.S. stocks but also the U.S. dollar, benefiting the Fund as it does not currency hedge.

On a relative basis, the Fund outperformed the broader global stock index, returning 14.56% compared to 9.96% for the Solactive GBS Global Markets All Cap Index. While this was in part due to the relative outperformance of non-U.S. stocks, a more important driver was the Fund's heavier allocation to intangible-intensive companies, especially those with strong brand capital, which outperformed over this period.

Annual Shareholder Report: May 31, 2025

Sparkline International Intangible Value ETF Ticker: DTAN Listed on: NYSE Arca, Inc.	May 31, 2025 Annual Shareholder Report https://etf.sparklinecapital.com/dtan/

KEY FUND STATISTICS (as of Period End)
Net Assets	$9,620,503	Portfolio Turnover Rate*	32%
# of Portfolio Holdings	115	Advisory Fees Paid	$23,308
*Excludes impact of in-kind transactions.

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
Germany	20.5%
Japan	18.6%
United Kingdom	14.1%
France	13.7%
Switzerland	9.0%
Sweden	5.6%
Netherlands	4.4%
Canada	4.0%
Australia	1.5%
Finland	1.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Roche Holding AG	3.2%
Novartis AG	3.1%
SAP SE	3.1%
Siemens AG	2.8%
Sony Group Corp.	2.6%
Toyota Motor Corp.	2.5%
L'Oreal SA	2.5%
AstraZeneca PLC	2.5%
Shell PLC	2.3%
Sanofi SA	2.3%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://etf.sparklinecapital.com/dtan/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: May 31, 2025

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	ITAN		DTAN
	FYE 05/31/2025	FYE 05/31/2024	FYE 05/31/2025
(a) Audit Fees	$8,750	$8,750	$7,250
(b) Audit-Related Fees	N/A	N/A	N/A
(c) Tax Fees	$2,250	$2,250	$1,750
(d) All Other Fees	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

COMMON STOCKS - 99.5%	Shares	Value
Aerospace & Defense - 6.2%
Boeing Co. (a)	2,533	$525,142
General Dynamics Corp.	1,032	287,402
L3Harris Technologies, Inc.	1,347	329,126
Lockheed Martin Corp.	718	346,349
Northrop Grumman Corp.	745	361,154
RTX Corp.	3,851	525,584
Textron, Inc.	1,692	125,259
		2,500,016

Agricultural & Farm Machinery - 0.3%
AGCO Corp.	997	97,686

Air Freight & Logistics - 0.8%
FedEx Corp.	1,362	297,052

Apparel Retail - 0.7%
Abercrombie & Fitch Co. - Class A (a)	1,090	85,554
Gap, Inc.	3,863	86,183
Urban Outfitters, Inc. (a)	1,484	103,732
		275,469

Apparel, Accessories & Luxury Goods - 0.4%
Tapestry, Inc.	2,007	157,650

Application Software - 4.9%
Docusign, Inc. (a)	2,424	214,791
Dropbox, Inc. - Class A (a)	4,871	140,577
Nutanix, Inc. - Class A (a)	2,322	178,074
Pegasystems, Inc.	1,507	147,912
Salesforce, Inc.	2,391	634,500
Unity Software, Inc. (a)	5,155	134,442
Workday, Inc. - Class A (a)	1,038	257,123
Zoom Communications, Inc. - Class A (a)	2,374	192,887
		1,900,306

Asset Management & Custody Banks - 0.2%
Invesco Ltd.	5,656	81,786

The accompanying notes are an integral part of these financial statements.

1

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Automobile Manufacturers - 1.7%
Ford Motor Co.	30,512	$316,715
General Motors Co.	7,230	358,680
		675,395

Automotive Parts & Equipment - 0.2%
BorgWarner, Inc.	2,809	92,950

Biotechnology - 2.0%
Biogen, Inc. (a)	1,484	192,608
Exact Sciences Corp. (a)	2,533	142,557
Gilead Sciences, Inc.	3,982	438,339
		773,504

Brewers - 0.3%
Molson Coors Beverage Co. - Class B	2,091	112,057

Broadcasting - 0.3%
Paramount Global - Class B (b)	10,233	123,819

Broadline Retail - 5.8%
Amazon.com, Inc. (a)	9,164	1,878,712
eBay, Inc.	3,980	291,217
Etsy, Inc. (a)	2,288	126,641
		2,296,570

Building Products - 0.7%
Johnson Controls International PLC	2,711	274,814

Cable & Satellite - 2.0%
Charter Communications, Inc. - Class A (a)	752	297,995
Comcast Corp. - Class A	11,148	385,386
Sirius XM Holdings, Inc.	3,939	85,397
		768,778

Commodity Chemicals - 0.4%
Dow, Inc.	5,394	149,630

Communications Equipment - 3.0%
Ciena Corp. (a)	2,109	168,846
Cisco Systems, Inc.	11,054	696,844
F5, Inc. (a)	610	174,082
Juniper Networks, Inc.	4,766	171,242
		1,211,014

The accompanying notes are an integral part of these financial statements.

2

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Computer & Electronics Retail - 0.4%
Best Buy Co., Inc.	2,601	$172,394

Construction & Engineering - 0.7%
AECOM	1,590	174,661
Fluor Corp. (a)	2,533	105,322
		279,983

Construction Machinery & Heavy Transportation Equipment - 0.8%
Cummins, Inc.	1,008	324,052

Consumer Finance - 1.4%
Ally Financial, Inc.	3,782	132,370
Capital One Financial Corp.	2,207	417,454
		549,824

Consumer Staples Merchandise Retail - 0.8%
Target Corp.	3,449	324,240

Data Processing & Outsourced Services - 0.2%
Genpact Ltd.	2,260	97,293

Diversified Banks - 1.5%
Wells Fargo & Co.	7,796	582,985

Drug Retail - 0.4%
Walgreens Boots Alliance, Inc.	13,237	148,916

Education Services - 0.3%
Stride, Inc. (a)	753	113,997

Electrical Components & Equipment - 0.5%
Rockwell Automation, Inc.	563	177,655

Electronic Components - 0.6%
Corning, Inc.	4,877	241,850

Electronic Equipment & Instruments - 0.8%
Trimble, Inc. (a)	2,351	167,556
Zebra Technologies Corp. - Class A (a)	570	165,169
		332,725

The accompanying notes are an integral part of these financial statements.

3

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Electronic Manufacturing Services - 1.1%
Jabil, Inc.	1,106	$185,819
TE Connectivity PLC	1,595	255,312
		441,131
Fertilizers & Agricultural Chemicals - 0.2%
FMC Corp.	2,026	82,175

Food Retail - 1.0%
Albertsons Cos., Inc. - Class A	6,821	151,631
Kroger Co.	3,299	225,091
		376,722

Health Care Distributors - 0.6%
Cardinal Health, Inc.	1,438	222,085

Health Care Equipment - 2.9%
Baxter International, Inc.	6,533	199,256
Becton Dickinson & Co.	1,851	319,464
Masimo Corp. (a)	624	101,400
Medtronic PLC	6,108	506,842
		1,126,962

Health Care Services - 2.6%
CVS Health Corp.	6,682	427,915
DaVita, Inc. (a)	935	127,403
Guardant Health, Inc. (a)	2,958	120,154
Labcorp Holdings, Inc.	785	195,441
Quest Diagnostics, Inc.	952	165,020
		1,035,933

Homefurnishing Retail - 0.3%
Wayfair, Inc. - Class A (a)	3,219	132,752

Hotels, Resorts & Cruise Lines - 0.5%
Expedia Group, Inc.	1,251	208,604

Household Appliances - 0.2%
Whirlpool Corp.	1,141	89,101

Human Resource & Employment Services - 0.2%
Robert Half, Inc.	1,736	79,491

The accompanying notes are an integral part of these financial statements.

4

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Industrial Conglomerates - 2.3%
3M Co.	2,552	$378,589
Honeywell International, Inc.	2,183	494,821
		873,410

Industrial Machinery & Supplies & Components - 0.5%
Flowserve Corp.	1,599	79,806
Stanley Black & Decker, Inc.	1,951	127,654
		207,460

Integrated Telecommunication Services - 3.1%
AT&T, Inc.	24,780	688,884
Verizon Communications, Inc.	12,805	562,908
		1,251,792

Interactive Home Entertainment - 0.4%
Electronic Arts, Inc.	1,190	171,098

Interactive Media & Services - 4.8%
Alphabet, Inc. - Class A	4,704	807,865
Alphabet, Inc. - Class C	4,654	804,444
Match Group, Inc.	3,251	97,335
Snap, Inc. - Class A (a)	22,419	184,957
		1,894,601

Internet Services & Infrastructure - 1.3%
Akamai Technologies, Inc. (a)	1,634	124,070
Okta, Inc. (a)	1,647	169,921
Twilio, Inc. - Class A (a)	1,838	216,333
		510,324

IT Consulting & Other Services - 5.0%
Accenture PLC - Class A	1,927	610,512
Amdocs Ltd.	1,163	106,717
Cognizant Technology Solutions Corp. - Class A	3,848	311,649
International Business Machines Corp.	2,932	759,564
Kyndryl Holdings, Inc. (a)	4,073	159,010
		1,947,452

Leisure Products - 0.6%
Hasbro, Inc.	1,981	132,152
Mattel, Inc. (a)	5,632	106,670
		238,822

The accompanying notes are an integral part of these financial statements.

5

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Life & Health Insurance - 0.5%
Prudential Financial, Inc.	1,900	$197,391

Life Sciences Tools & Services - 1.1%
Bio-Rad Laboratories, Inc. - Class A (a)	407	92,360
Illumina, Inc. (a)	2,328	191,455
IQVIA Holdings, Inc. (a)	1,203	168,817
		452,632

Managed Health Care - 1.1%
Centene Corp. (a)	3,961	223,559
Humana, Inc.	822	191,633
		415,192

Movies & Entertainment - 2.9%
Live Nation Entertainment, Inc. (a)	1,213	166,411
Roku, Inc. (a)	2,563	185,715
Walt Disney Co.	4,708	532,192
Warner Bros Discovery, Inc. (a)	23,785	237,136
		1,121,454

Oil & Gas Equipment & Services - 0.6%
Halliburton Co.	7,140	139,873
NOV, Inc.	7,064	84,768
		224,641

Packaged Foods & Meats - 0.4%
Tyson Foods, Inc. - Class A	2,516	141,298

Paper & Plastic Packaging Products & Materials - 0.4%
International Paper Co.	3,549	169,678

Passenger Airlines - 2.0%
Alaska Air Group, Inc. (a)	1,725	87,854
American Airlines Group, Inc. (a)	11,969	136,566
Delta Air Lines, Inc.	4,387	212,287
Southwest Airlines Co.	4,465	149,042
United Airlines Holdings, Inc. (a)	3,089	245,406
		831,155

Passenger Ground Transportation - 1.0%
Lyft, Inc. - Class A (a)	9,013	137,358
Uber Technologies, Inc. (a)	2,653	223,276
		360,634

The accompanying notes are an integral part of these financial statements.

6

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	7,777	$375,474
Jazz Pharmaceuticals PLC (a)	1,094	118,229
Merck & Co., Inc.	6,334	486,705
Pfizer, Inc.	24,751	581,401
Viatris, Inc.	18,268	160,576
		1,722,385

Property & Casualty Insurance - 0.7%
Allstate Corp.	1,404	294,657

Publishing - 0.3%
News Corp. - Class A	4,307	121,630

Real Estate Services - 0.4%
Jones Lang LaSalle, Inc. (a)	616	137,183

Research & Consulting Services - 2.0%
Amentum Holdings, Inc. (a)	82	1,699
Booz Allen Hamilton Holding Corp.	1,550	164,687
CACI International, Inc. - Class A (a)	333	142,524
Jacobs Solutions, Inc.	1,372	173,284
Leidos Holdings, Inc.	1,319	195,898
Science Applications International Corp.	964	111,381
		789,473

Restaurants - 0.5%
DoorDash, Inc. - Class A (a)	849	177,144

Semiconductors - 4.9%
Intel Corp.	23,327	456,043
Micron Technology, Inc.	3,926	370,850
NXP Semiconductors NV	1,336	255,350
Qorvo, Inc. (a)	1,336	101,563
QUALCOMM, Inc.	4,367	634,088
Skyworks Solutions, Inc.	1,756	121,217
		1,939,111

Specialty Chemicals - 1.1%
DuPont de Nemours, Inc.	2,420	161,656
Eastman Chemical Co.	1,494	117,085
PPG Industries, Inc.	1,402	155,342
		434,083

The accompanying notes are an integral part of these financial statements.

7

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Systems Software - 2.0%
Oracle Corp.	4,383	$725,518
UiPath, Inc. - Class A (a)	6,834	90,960
		816,478

Technology Distributors - 0.3%
Arrow Electronics, Inc. (a)	909	107,607

Technology Hardware, Storage & Peripherals - 3.8%
Dell Technologies, Inc. - Class C	3,866	430,170
Hewlett Packard Enterprise Co.	13,366	230,964
HP, Inc.	9,493	236,376
NetApp, Inc.	2,181	216,268
Pure Storage, Inc. - Class A (a)	2,497	133,814
Western Digital Corp. (a)	4,384	225,994
		1,473,586

Transaction & Payment Processing Services - 1.8%
Block, Inc. (a)	5,869	362,411
PayPal Holdings, Inc. (a)	5,263	369,884
		732,295

Wireless Telecommunication Services - 1.4%
T-Mobile US, Inc.	2,231	540,348
TOTAL COMMON STOCKS (Cost $35,765,720)		39,224,380

SHORT-TERM INVESTMENTS - 0.7%
Investments Purchased with Proceeds from Securities Lending - 0.3%
First American Government Obligations Fund - Class X, 4.23% (c)	121,512	121,512

Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.23% (c)	162,075	162,075
TOTAL SHORT-TERM INVESTMENTS (Cost $283,587)		283,587

TOTAL INVESTMENTS - 100.2% (Cost $36,049,307)		$39,507,967
Liabilities in Excess of Other Assets - (0.2)%		(68,985)
TOTAL NET ASSETS - 100.0%		$39,438,982

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

8

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $117,624.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

9

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

COMMON STOCKS - 98.6%	Shares	Value
Australia - 1.5%
Atlassian Corp. - Class A (a)	555	$115,235
Worley Ltd.	3,166	26,571
		141,806

Belgium - 0.3%
Solvay SA	1,024	33,555

Canada - 4.0%
Air Canada (a)	2,334	32,654
BlackBerry Ltd. (a)	5,804	23,007
Bombardier, Inc. - Class B (a)	789	55,216
BRP, Inc.	571	25,152
Canadian Tire Corp. Ltd. - Class A	316	40,155
CGI, Inc.	622	66,866
Open Text Corp.	1,656	46,881
Shopify, Inc. - Class A (a)	848	90,923
		380,854

China - 0.8%
Lenovo Group Ltd.	63,380	73,071

Denmark - 0.3%
Bavarian Nordic AS (a)	929	24,462

Finland - 1.4%
Konecranes Oyj	461	36,013
Nokia Oyj	19,177	99,640
		135,653

France - 13.7%
Airbus SE	1,006	185,138
Alstom SA (a)	2,729	61,678
Arkema SA	605	43,209
Capgemini SE	466	77,384
EssilorLuxottica SA	542	150,591
Forvia SE	3,090	29,037
L'Oreal SA	573	242,288
Orange SA	7,397	110,320
Renault SA	1,382	71,210
Sanofi SA	2,253	223,890
Teleperformance SE	348	35,183
Ubisoft Entertainment SA (a)	1,990	22,776
Valeo SE	3,073	32,310
The accompanying notes are an integral part of these financial statements.

10

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 98.6% (CONTINUED)	Shares	Value
France - 13.7% (Continued)
Vivendi SE	8,437	$28,442
		1,313,456

Germany - 20.5%
adidas AG	407	101,437
BASF SE	2,790	134,319
Bayer AG	3,691	103,663
Bayerische Motoren Werke AG	1,664	147,561
Continental AG	991	86,980
Deutz AG	2,175	18,263
Evonik Industries AG	2,790	60,380
Fresenius Medical Care AG	1,045	59,351
HelloFresh SE (a)	2,344	27,826
HUGO BOSS AG	591	27,379
KION Group AG	1,078	50,062
LANXESS AG	1,062	32,751
Mercedes-Benz Group AG	2,367	141,341
Puma SE	1,141	29,538
SAP SE	976	294,669
Siemens AG	1,117	268,625
Siemens Energy AG (a)	2,022	196,297
Siemens Healthineers AG (b)	2,322	122,808
thyssenkrupp AG	4,555	44,386
Wacker Chemie AG	355	25,213
		1,972,849

Ireland - 0.8%
Aptiv PLC (a)	1,079	72,088

Israel - 1.0%
Nice Ltd. (a)	384	64,723
Playtika Holding Corp.	3,380	16,021
SolarEdge Technologies, Inc. (a)	1,034	18,468
		99,212

Italy - 1.4%
Leonardo SpA	1,561	96,101
Saipem SpA	13,772	34,137
		130,238

Japan - 18.6%
Bridgestone Corp.	2,587	111,736
Brother Industries Ltd.	1,709	29,347
The accompanying notes are an integral part of these financial statements.

11

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 98.6% (CONTINUED)	Shares	Value
Japan - 18.6% (Continued)
Eisai Co. Ltd.	1,447	$41,642
FUJIFILM Holdings Corp.	4,284	97,770
Fujitsu Ltd.	5,643	130,119
Hitachi Ltd.	7,594	213,526
Honda Motor Co. Ltd.	12,628	128,829
Horiba Ltd.	350	25,150
Konica Minolta, Inc. (a)	7,496	22,947
Mazda Motor Corp.	4,325	27,436
Mitsui Chemicals, Inc.	1,604	36,618
Nikon Corp.	2,756	27,944
Nissan Motor Co. Ltd. (a)	20,341	52,148
NTT Data Group Corp.	3,512	97,383
Panasonic Holdings Corp.	8,776	101,729
Sharp Corp. (a)	4,435	22,811
Sony Group Corp.	9,572	253,444
Takeda Pharmaceutical Co. Ltd.	4,316	129,394
Toyota Motor Corp.	12,680	244,004
		1,793,977

Jersey - 0.2%
Novocure Ltd. (a)	1,162	22,206

Netherlands - 4.4%
Akzo Nobel NV	805	54,806
Arcadis NV	620	32,017
Fugro NV	1,547	19,620
Koninklijke Philips NV	3,791	87,166
NXP Semiconductors NV	588	112,384
Randstad NV	1,126	47,254
Signify NV (b)	1,463	35,781
Stellantis NV	3,674	37,399
		426,427

Norway - 0.6%
Yara International ASA	1,499	53,749

Spain - 0.4%
Grifols SA (a)	3,911	42,054

Sweden - 5.6%
Autoliv, Inc.	450	46,269
H & M Hennes & Mauritz AB - Class B	5,554	79,542
Husqvarna AB - Class B	5,654	28,580
The accompanying notes are an integral part of these financial statements.

12

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

COMMON STOCKS - 98.6% (CONTINUED)	Shares	Value
Sweden - 5.6%
Saab AB	1,590	$80,363
Securitas AB - Class B	2,998	44,327
Telefonaktiebolaget LM Ericsson - Class B	12,648	107,496
Volvo AB - Class B	5,411	150,077
		536,654

Switzerland - 9.0%
Adecco Group AG	1,599	44,687
Amcor PLC	5,901	53,758
Logitech International SA	580	48,232
Novartis AG	2,600	297,057
Roche Holding AG	966	311,632
STMicroelectronics NV	3,722	93,419
Transocean Ltd. (a)	8,299	20,664
		869,449

United Kingdom - 14.1%
AstraZeneca PLC	1,648	238,030
Barclays PLC	28,535	125,912
BT Group PLC	29,592	71,548
Burberry Group PLC	2,557	35,657
Capri Holdings Ltd. (a)	1,209	21,907
Clarivate PLC (a)	6,190	26,122
GSK PLC	9,268	188,182
Johnson Matthey PLC	1,849	42,775
Marks & Spencer Group PLC	9,942	50,152
Pearson PLC	2,913	45,724
Shell PLC	6,834	225,544
Smith & Nephew PLC	4,291	62,122
Standard Chartered PLC	6,854	106,938
Vodafone Group PLC	70,944	73,487
WPP PLC	5,404	43,643
		1,357,743
TOTAL COMMON STOCKS (Cost $8,499,604)		9,479,503

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 4.23% (c)	100,665	100,665
TOTAL SHORT-TERM INVESTMENTS (Cost $100,665)		100,665

TOTAL INVESTMENTS - 99.6% (Cost $8,600,269)		$9,580,168
Other Assets in Excess of Liabilities - 0.4%		40,335
TOTAL NET ASSETS - 100.0%		$9,620,503

The accompanying notes are an integral part of these financial statements.

13

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025

Percentages are stated as a percent of net assets.

ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $158,589 or 1.6% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

14

SPARKLINE CAPITAL ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2025

	Sparkline Intangible Value ETF	Sparkline International Intangible Value ETF
Assets:
Investments, at value (See Note 2)	$39,507,967	$9,580,168
Dividends receivable	67,712	27,321
Dividend tax reclaims receivable	547	17,235
Interest receivable	477	162
Security lending income receivable (See Note 4)	71	—
Total assets	39,576,774	9,624,886

Liabilities:
Payable upon return of securities loaned (See Note 4)	121,512	—
Payable to adviser (See Note 3)	16,280	4,383
Total liabilities	137,792	4,383
Net Assets	$39,438,982	$9,620,503

Net Assets Consist of:
Paid-in capital	$36,821,275	$8,562,100
Total distributable earnings (accumulated deficit)	2,617,707	1,058,403
Total net assets	$39,438,982	$9,620,503

Net Assets	$39,438,982	$9,620,503
Shares issued and outstanding(a)	1,280,000	340,000
Net asset value per share	$30.81	$28.30

COST:
Investments, at cost	$36,049,307	$8,600,269

LOANED SECURITIES:
at value (included in investments)	$117,624	$—

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

SPARKLINE CAPITAL ETFs

STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2025

	Sparkline Intangible Value ETF	Sparkline International Intangible Value ETF(a)
INVESTMENT INCOME:
Dividend income	$606,767	$201,813
Less: Dividend withholding taxes	(667)	(27,204)
Less: Issuance fees	(9)	(25)
Interest income	5,738	565
Securities lending income (See Note 4)	176	—
Total investment income	612,005	175,149

EXPENSES:
Investment advisory fees (See Note 3)	184,780	23,308
Total expenses	184,780	23,308
NET INVESTMENT INCOME (LOSS)	427,225	151,841

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(753,889)	(38,825)
In-kind redemptions	4,256,859	63,767
Foreign currency translation	—	(1,777)
Net realized gain (loss)	3,502,970	23,165
Net change in unrealized appreciation (depreciation) on:
Investments	(36,475)	979,899
Foreign currency translation	—	1,133
Net change in unrealized appreciation (depreciation)	(36,475)	981,032
Net realized and unrealized gain (loss)	3,466,495	1,004,197
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,893,720	$1,156,038

 (a) The Fund commenced operations on September 9, 2024.
The accompanying notes are an integral part of these financial statements.

SPARKLINE CAPITAL ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Sparkline Intangible Value ETF		Sparkline International Intangible Value ETF
	Year Ended May 31, 2025	Year Ended May 31, 2024	Period Ended May 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$427,225	$396,171	$151,841
Net realized gain (loss)	3,502,970	2,763,347	23,165
Net change in unrealized appreciation (depreciation)	(36,475)	3,023,978	981,032
Net increase (decrease) in net assets from operations	3,893,720	6,183,496	1,156,038

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(335,499)	(364,549)	(34,291)
Total distributions to shareholders	(335,499)	(364,549)	(34,291)

CAPITAL TRANSACTIONS:
Subscriptions	14,595,896	18,176,585	8,765,836
Redemptions	(14,209,053)	(11,013,272)	(267,251)
ETF transaction fees (See Note 1)	—	—	171
Net increase (decrease) in net assets from capital transactions	386,843	7,163,313	8,498,756

NET INCREASE (DECREASE) IN NET ASSETS	3,945,064	12,982,260	9,620,503

NET ASSETS:
Beginning of the period	35,493,918	22,511,658	—
End of the period	$39,438,982	$35,493,918	$9,620,503

SHARES TRANSACTIONS
Subscriptions	490,000	700,000	350,000
Redemptions	(480,000)	(420,000)	(10,000)
Total increase (decrease) in shares outstanding	10,000	280,000	340,000

(a) Inception date of the fund was September 9, 2024.

The accompanying notes are an integral part of these financial statements.

SPARKLINE CAPITAL ETFs

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Period Ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Sparkline Intangible Value ETF
5/31/2025	$27.95	0.35	2.79	3.14	(0.28)	(0.28)	—	$30.81	11.28%	$39,439	0.50%	1.16%	31%
5/31/2024	$22.74	0.33	5.18	5.51	(0.30)	(0.30)	—	$27.95	24.37%	$35,494	0.50%	1.30%	35%
5/31/2023	$22.51	0.28	0.12	0.40	(0.17)	(0.17)	—	$22.74	1.85%	$22,512	0.50%	1.28%	56%
5/31/2022(f)	$25.00	0.21	(2.58)	(2.37)	(0.12)	(0.12)	—	$22.51	-9.55%	$4,277	0.50%	0.93%	49%
Sparkline International Intangible Value ETF
5/31/2025(g)	$24.91	0.68	2.92	3.60	(0.21)	(0.21)	0.00(h)	$28.30	14.56%	$9,621	0.55%	3.58%	32%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was June 28, 2021.
(g)	Inception date of the Fund was September 9, 2024.
(h)	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025

NOTE 1 – ORGANIZATION

Sparkline Intangible Value ETF (“ITAN”) and Sparkline International Intangible Value ETF (“DTAN”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange
ITAN	June 28, 2021	10,000	NYSE Arca, Inc.
DTAN	September 9, 2024	10,000	NYSE Arca, Inc.

The investment objective for each Fund is to:

Fund	Investment Objective
ITAN	seek long-term capital appreciation.
DTAN	seek to achieve capital appreciation.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is May 31, 2025, and the period covered by these Notes to Financial Statements is from June 1, 2024 to May 31, 2025 for ITAN and September 9, 2024 to May 31, 2025 for DTAN (the “current fiscal period”).

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period end, each Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ITAN
Assets
Common Stocks	$39,224,380	$—	$—	$39,224,380
Investments Purchased with Proceeds from Securities Lending	121,512	—	—	121,512
Money Market Funds	162,075	—	—	162,075
Total Investments in Securities	$39,507,967	$—	$—	$39,507,967

DTAN
Assets
Common Stocks	$9,479,503	$—	$—	$9,479,503
Money Market Funds	100,665	—	—	100,665
Total Investments in Securities	$9,580,168	$—	$—	$9,580,168

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency.”

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for each Fund are declared and paid on quarterly basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis for each Fund. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

H.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

I.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period end, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
ITAN	$(3,998,931)	$3,998,931
DTAN	$(63,344)	$63,344

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

ITAN	0.50%
DTAN	0.55%

Sparkline Capital LP (the “Sub-Adviser”) serves as a non-discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, certain Funds had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the applicable fund were as follows:

	Value of Securities on Loan	Payable for Collateral Received*
ITAN	$117,624	$121,512

* The cash collateral received was invested in the First American Government Obligations Fund - Class X as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net securities lending income earned on collateral investments and recognized by the applicable fund during the current fiscal period was as follows:

ITAN	$176

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for each Fund, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
ITAN	$15,883,585	$11,622,162
DTAN	1,837,576	1,740,251

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
ITAN	$10,059,428	$13,883,210
DTAN	8,643,064	266,695

There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at the current fiscal period, for each fund were as follows:

	ITAN	DTAN
Tax cost of Investments	$36,897,135	$8,647,668
Gross tax unrealized appreciation	5,759,953	1,194,338
Gross tax unrealized depreciation	(3,149,121)	(261,838)
Net tax unrealized appreciation (depreciation)	$2,610,832	$932,500
Undistributed ordinary income	171,835	124,770
Undistributed long-term gain	—	—
Total distributable earnings	171,835	124,770
Other accumulated gain (loss)	(164,960)	1,133
Total accumulated gain (loss)	$2,617,707	$1,058,403

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the current fiscal period, the Funds did not defer any post-October capital or late-year losses.

At the current fiscal period, each fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
ITAN	$164,960	$—
DTAN	$—	$—

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and fiscal year ended May 31, 2024, were as follows:

	Current Fiscal Period	Fiscal Year Ended May 31, 2024
	Ordinary Income
ITAN	$335,499	$364,549
DTAN(a)	$34,291	N/A
(a) Inception date is September 9, 2024.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Sparkline Intangible Value ETF,
Sparkline International Intangible Value ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Sparkline Intangible Value ETF and Sparkline International Intangible Value ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of May 31, 2025, and with respect to Sparkline Intangible Value ETF, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the three years then ended, and with respect to Sparkline International Intangible Value ETF, the related statement of operations, statement of changes in net assets and financial highlights for the period September 9, 2024 (commencement of operations) through May 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2025, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

With respect to Sparkline Intangible Value ETF, the financial highlights for the period from June 28, 2021 (commencement of operations) to May 31, 2022 have been audited by other auditors, whose report dated July 29, 2022 expressed an unqualified opinion on such financial highlights.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
July 28, 2025

SPARKLINE CAPITAL ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

ITAN	100.00%
DTAN	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period were as follows:

ITAN	100.00%
DTAN	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the current fiscal period were as follows:

ITAN	0.00%
DTAN	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on March 6-7, 2025 to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the Sparkline Intangible Value ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the continuation of the Sub-Advisory Agreement between the Adviser and Sparkline Capital, LP (the “Sub-Adviser”), each for an additional annual term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement. In connection with considering the approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. The Board considered the third-party peer group analysis comparing the Fund’s performance to the performance of other ETFs that the third-party deemed to be comparable to the Fund. It was determined that the Adviser and the Sub-Adviser have consistently managed the Fund’s portfolio in accordance with its stated investment objective and strategies. The Board noted that the Fund underperformed the average total return of its peer group for the 1-year, 3-year and since inception periods, but outperformed for the 2-year period ended December 31, 2024.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the third-party peer group analysis that included a comparison of the Fund’s advisory fee and expense ratio versus the fees and expenses charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board compared the Fund’s gross total expense ratio, net total expense ratio, and management fee to those of its peer group, as shown in the third-party report. The Board noted that the Fund’s management fee and net expense ratio were below the average for the Fund’s peer group. The Board considered the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a similar strategy. As it relates to the Sub-Adviser, the Board noted that the Sub-Adviser also manages a hedge fund that does not have a strategy similar to that of the Fund.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed the profit and loss information provided by the Adviser with respect to the Fund and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the same type of information provided by the Sub-Adviser. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund for an additional annual period. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given the Fund’s current assets.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	July 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	July 30, 2025

By (Signature and Title)	/s/ Sean R. Hegarty
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	July 30, 2025